Revenue from Contracts with Customers, Other Income and Relevant Contract Assets and Liabilities - Detail Explanation of Operating Revenues And Other Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Mobile services	₩ 7,140,333	₩ 7,013,889	₩ 6,936,485
Fixed-line services	5,142,359	5,056,513	4,960,338
Fixed-line and VoIP telephone services	1,249,024	1,378,265	1,465,059
Broadband Internet access services	2,578,558	2,504,833	2,343,591
Data communication services	1,314,777	1,173,415	1,151,689
Media and content	3,206,521	3,099,776	2,800,630
Financial services	3,967,763	3,836,589	3,661,896
Sale of goods	3,292,514	3,393,646	3,532,973
Others	3,845,755	3,833,793	3,313,337
Total	₩ 26,595,245	₩ 26,234,206	₩ 25,205,659